Fair Value of Financial Instruments and Derivatives Instuments, detail 4 (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional Amount of Derivatives		$ 148,565	$ 263,811
Staloudi | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jan. 09, 2012
Derivative, Maturity Date		Jan. 07, 2015
Derivative, Fixed Interest Rate	[1]	1.45%
Notional Amount of Derivatives		$ 0	34,760
Marathassa | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Nov. 23, 2012
Derivative, Maturity Date		Nov. 21, 2015
Derivative, Fixed Interest Rate	[1]	1.95%
Notional Amount of Derivatives		$ 0	11,675
Marathassa | Novated Interest Rate Swaps
Derivative [Line Items]
Derivative, Inception Date		Jan. 31, 2011
Derivative, Maturity Date		Jan. 31, 2015
Derivative, Fixed Interest Rate	[1],[2]	1.22%
Notional Amount of Derivatives		$ 0	31,400
Kerasies | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Dec. 14, 2010
Derivative, Maturity Date		Dec. 14, 2015
Derivative, Fixed Interest Rate	[1]	1.65%
Notional Amount of Derivatives		$ 0	26,664
Pelea | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Dec. 15, 2011
Derivative, Maturity Date		Dec. 14, 2016
Derivative, Fixed Interest Rate	[1]	2.05%
Notional Amount of Derivatives		$ 28,122	30,542
Maxdekatria | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Sep. 28, 2012
Derivative, Maturity Date		Sep. 28, 2017
Derivative, Fixed Interest Rate	[1]	0.90%
Notional Amount of Derivatives		$ 18,400	20,000
Marindou | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jan. 14, 2013
Derivative, Maturity Date		Jan. 16, 2018
Derivative, Fixed Interest Rate	[1]	1.60%
Notional Amount of Derivatives		$ 24,321	27,427
Petra | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jan. 18, 2013
Derivative, Maturity Date		Jan. 18, 2018
Derivative, Fixed Interest Rate	[1]	0.98%
Notional Amount of Derivatives		$ 14,000	14,000
Marinouki | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Mar. 05, 2013
Derivative, Maturity Date		Mar. 05, 2018
Derivative, Fixed Interest Rate	[1]	1.48%
Notional Amount of Derivatives		$ 20,789	22,543
Pemer | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jun. 07, 2013
Derivative, Maturity Date		Mar. 07, 2018
Derivative, Fixed Interest Rate	[1]	0.9475%
Notional Amount of Derivatives		$ 14,000	14,000
Avstes | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jul. 18, 2013
Derivative, Maturity Date		Apr. 18, 2018
Derivative, Fixed Interest Rate	[1]	1.35%
Notional Amount of Derivatives		$ 14,000	14,000
Shikoku | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Aug. 28, 2013
Derivative, Maturity Date		Aug. 28, 2018
Derivative, Fixed Interest Rate	[1]	1.25%
Notional Amount of Derivatives		$ 14,933	$ 16,800

[1]	Under all above swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.
[2]	The transaction was novated from Maxpente to Marathassa in August 2014.